DEBT OUTSTANDING (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
DEBT OUTSTANDING
Outstanding debt	$ 73,400,000,000
General borrowings
DEBT OUTSTANDING
Outstanding debt	23,923,000,000
General borrowings | Notes and bonds payable
DEBT OUTSTANDING
Outstanding debt	12,725,000,000
General borrowings | Notes and bonds payable | SAFG, Inc.
DEBT OUTSTANDING
Outstanding debt	298,000,000
Interest rates, low end of range (as a percent)	6.625%
Interest rates, high end of range (as a percent)	7.50%
General borrowings | Medium-term note program
DEBT OUTSTANDING
Outstanding debt	5,700,000,000
General borrowings | Liabilities connected to trust preferred stock
DEBT OUTSTANDING
Outstanding debt	1,339,000,000
General borrowings | 8.5 percent preferred stock issued by American General Capital II
DEBT OUTSTANDING
Preferred stock outstanding, liquidation value	300,000,000
Interest rate (as a percent)	8.50%
General borrowings | 8.125 percent preferred stock issued by American General Institutional Capital B in March 1997
DEBT OUTSTANDING
Preferred stock outstanding, liquidation value	500,000,000
Interest rate (as a percent)	8.125%
General borrowings | 7.57 percent preferred stock issued by American General Capital A
DEBT OUTSTANDING
Preferred stock outstanding, liquidation value	500,000,000
Interest rate (as a percent)	7.57%
Borrowings supported by assets
DEBT OUTSTANDING
Outstanding debt	24,720,000,000
Borrowings supported by assets | Notes and bonds payable
DEBT OUTSTANDING
Outstanding debt	2,316,000,000
Minimum number of financial or other indices that are linked to payment terms of structured debt instruments	1
Borrowings supported by assets | Notes and bonds payable | Series AIGFP
DEBT OUTSTANDING
Outstanding debt	3,807,000,000
Borrowings supported by assets | 8.25 percent senior unsecured notes due 2018 | Series AIGFP
DEBT OUTSTANDING
Outstanding debt	3,250,000,000
Interest rate (as a percent)	8.25%
Borrowings supported by assets | Medium-term note program | Series AIGFP
DEBT OUTSTANDING
Portion of debt used under direct investment book	310,000,000
Borrowings supported by assets | GIAs, at fair value
DEBT OUTSTANDING
Outstanding debt	7,964,000,000
Interest rates, high end of range (as a percent)	9.80%
Fair value of securities pledged as collateral	$ 5,100,000,000	$ 5,700,000,000